united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2016

RESQ Dynamic Allocation Fund
RQEAX
RQECX
RQEIX

RESQ Strategic Income Fund
RQIAX
RQICX
RQIIX

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

	Six Month	One Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	(6.81)%	(21.65)%	(6.61)%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	(12.19)%	(26.17)%	(9.01)%	N/A
RESQ Dynamic Allocation Fund - Class C	(7.18)%	(22.16)%	N/A	(11.55)%
RESQ Dynamic Allocation Fund - Class I	(6.65)%	(21.43)%	(6.24)%	N/A
S&P 500 Total Return Index (c)	8.49%	1.78%	7.87%	8.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2016 are 2.55%, 3.15% and 2.15% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Commodity	5.1%
Exchange Traded Funds - Equity	20.8%
Exchange Traded Funds - Debt	30.3%
Exchange Trade Note	7.5%
Money Market Fund	36.4%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

	Six Month	One Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	(2.00)%	(7.21)%	(0.16)%	N/A
RESQ Strategic Income Fund - Class A with Load	(6.67)%	(11.65)%	(2.28)%	N/A
RESQ Strategic Income Fund - Class C	(2.30)%	(7.77)%	N/A	(3.99)%
RESQ Strategic Income Fund - Class I	(1.88)%	(6.91)%	0.17%	N/A
Barclays Aggregate Bond Index (c)	2.44%	1.96%	4.04%	2.70%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2016 are 2.62%, 3.22% and 2.22% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Debt	68.2%
Money Market Fund	36.8%
Liabilities In Excess of Other Assets	(5.0)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 56.2%
	COMMODITY FUND - 5.1%
19,700	SPDR Gold Shares	$2,316,720

	DEBT FUND - 20.8%
85,300	iShares 7-10 Year Treasury Bond ETF	9,412,002

	EQUITY FUNDS - 30.3%
14,200	Consumer Discretionary Select Sector SPDR Fund	1,122,510
4,400	Health Care Select Sector SPDR Fund	298,232
27,500	Industrial Select Sector SPDR Fund	1,525,425
73,300	ProShares Short QQQ	3,855,580
190,000	ProShares Short S&P 500	3,877,900
15,400	Technology Select Sector SPDR Fund	683,144
47,700	Utilities Select Sector SPDR Fund	2,366,874
		13,729,665

	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,013,598)	25,458,387

	EXCHANGE TRADED NOTE - 7.5%
191,200	iPATH S&P 500 VIX Short-Term Futures ETN (Cost - $4,078,714)	3,367,032

	SHORT-TERM INVESTMENTS - 36.4%
	MONEY MARKET FUND - 36.4%
16,486,876	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35% *	16,486,876
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,486,876)

	TOTAL INVESTMENTS - 100.1% (Cost - $45,579,188) (a)	$45,312,295
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(39,842)
	NET ASSETS - 100.0%	$45,272,453

ETF - Exchange Traded Fund

ETN - Exchange Trade Note

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,217,764 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$721,734
Unrealized depreciation	(1,627,203)
Net unrealized depreciation	$(905,469)

See accompanying notes to financial statements.

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 68.2%
	DEBT FUNDS - 68.2%
37,800	iShares 10-20 Year Treasury Bond ETF	$5,349,456
40,000	iShares 20+ Year Treasury Bond ETF	5,224,400
76,000	iShares Core U.S. Aggregate Bond ETF	8,423,840
220,000	ProShares Short High Yield *	6,100,600
15,000	Proshares Ultra 20+ Year Treasury	1,303,950
67,000	Vanguard Short-Term Government Bond ETF	4,100,400
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,326,775)	30,502,646

	SHORT-TERM INVESTMENTS - 36.8%
	MONEY MARKET FUND - 36.8%
16,482,041	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.35% **	16,482,041
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,482,041)

	TOTAL INVESTMENTS - 105.0% (Cost - $46,808,816) (a)	$46,984,687
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(2,235,337)
	NET ASSETS - 100.0%	$44,749,350

ETF - Exchange Traded Fund

*	Non-income producing security.

**	Money market fund; interest rate reflects effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,808,816 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$236,457
Unrealized depreciation	(60,586)
Net unrealized appreciation	$175,871

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
ASSETS
Investment securities:
At cost	$45,579,188	$46,808,816
At value	$45,312,295	$46,984,687
Dividends and interest receivable	3,213	7,029
Receivable for Fund shares sold	—	34,580
Prepaid expenses and other assets	39,300	39,766
TOTAL ASSETS	45,354,808	47,066,062

LIABILITIES
Investment advisory fees payable	49,671	37,176
Distribution (12b-1) fees payable	15,380	14,776
Payable to related parties	14,000	7,467
Payable for Fund shares redeemed	681	68,416
Payable for investments purchased	—	2,177,316
Accrued expenses and other liabilities	2,623	11,561
TOTAL LIABILITIES	82,355	2,316,712
NET ASSETS	$45,272,453	$44,749,350

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$56,315,409	$48,678,636
Undistributed net investment loss	(477,276)	(221,794)
Accumulated net realized loss from security transactions	(10,298,787)	(3,883,363)
Net unrealized appreciation (depreciation) on investments	(266,893)	175,871
NET ASSETS	$45,272,453	$44,749,350

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$41,127,043	$42,342,722
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	5,099,342	4,504,419
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$8.07	$9.40
Maximum Offering Price Per Share (b)	$8.56	$9.87

Class C Shares :
Net Assets	$851,287	$454,397
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	106,312	48,624
Net Asset Value (Net Assets ÷ Shares Outstanding), Redemption Price Per Share (a)	$8.01	$9.35

Class I Shares :
Net Assets	$3,294,123	$1,952,231
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	404,757	207,666
Net Asset Value (Net Assets ÷ Shares Outstanding), Redemption Price Per Share (a)	$8.14	$9.40

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

(b)	There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
INVESTMENT INCOME
Dividends	$238,110	$410,894
Interest	14,561	19,609
TOTAL INVESTMENT INCOME	252,671	430,503

EXPENSES
Investment advisory fees	394,112	380,836
Distribution (12b-1) fees:
Class A	83,423	84,374
Class C	6,867	4,314
Registration fees	22,500	22,254
Administrative services fees	21,384	13,950
Transfer agent fees	19,801	19,584
Accounting services fees	16,611	16,374
Audit fees	7,750	7,666
Printing and postage expenses	7,499	7,418
Legal fees	6,249	6,181
Trustees fees and expenses	6,000	11,092
Compliance officer fees	3,750	6,181
Custodian fees	2,500	3,709
Insurance expense	1,250	1,236
Other expenses	1,749	2,720
TOTAL EXPENSES	601,445	587,889

Fees waived/reimbursed by the Advisor	(50,900)	(48,860)

NET EXPENSES	550,545	539,029

NET INVESTMENT LOSS	(297,874)	(108,526)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(3,419,025)	(1,421,431)
Net change in unrealized appreciation on investments	203,793	512,073

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,215,232)	(909,358)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,513,106)	$(1,017,884)

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2016	For the Year Ended
	(Unaudited)	September 30, 2015 (a)
FROM OPERATIONS
Net investment loss	$(297,874)	$(176,981)
Net realized loss on investments	(3,419,025)	(6,880,508)
Distributions from underlying investment companies	—	746
Net change in unrealized appreciation (depreciation) on investments	203,793	(1,814)
Net decrease in net assets resulting from operations	(3,513,106)	(7,058,557)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(2,633,081)
Class C	—	(14,654)
Class I	—	(123,613)
Total distributions to shareholders	—	(2,771,348)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,106,182	7,769,418
Class C	60,720	2,229,755
Class I	770,737	5,580,530
Net asset value of shares issued in reinvestment of distributions:
Class A	—	2,623,677
Class C	—	14,361
Class I	—	123,613
Redemption fee proceeds:
Class A	618	219
Class C	8	1
Class I	65	10
Payments for shares redeemed:
Class A	(4,991,509)	(3,824,477)
Class C	(831,005)	(183,890)
Class I	(3,018,216)	(518,942)
Net increase (decrease) in net assets from shares of beneficial interest	(902,400)	13,814,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,415,506)	3,984,370

NET ASSETS
Beginning of Period	49,687,959	45,703,589
End of Period*	$45,272,453	$49,687,959
* Includes undistributed net investment loss of:	$(477,276)	$—

SHARE ACTIVITY
Class A:
Shares Sold	826,017	759,880
Shares Reinvested	—	257,729
Shares Redeemed	(591,079)	(389,759)
Net increase in shares of beneficial interest outstanding	234,938	4,236,554

Class C:
Shares Sold	6,992	218,381
Shares Reinvested	—	1,412
Shares Redeemed	(100,974)	(19,499)
Net increase (decrease) in shares of beneficial interest outstanding	(93,982)	200,294

Class I:
Shares Sold	90,922	555,390
Shares Reinvested	—	12,095
Shares Redeemed	(353,680)	(51,471)
Net increase (decrease) in shares of beneficial interest outstanding	(262,758)	516,014

(a)	Class C shares of the RESQ Dynamic Allocation Fund commenced operations on October 17, 2014.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2016	For the Year Ended
	(Unaudited)	September 30, 2015 (a)
FROM OPERATIONS
Net investment income (loss)	$(108,526)	$560,177
Net realized loss on investments	(1,421,431)	(2,860,564)
Distributions from underlying investment companies	—	398,632
Net change in unrealized appreciation (depreciation) on investments	512,073	(119,068)
Net decrease in net assets resulting from operations	(1,017,884)	(2,020,823)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(34,719)	(593,982)
Class C	—	(4,336)
Class I	(4,360)	(35,797)
From return of capital:
Class A	—	(25,408)
Class C	—	(250)
Class I	—	(1,412)
From net realized gains:
Class A	—	(1,505,183)
Class C	—	(10,706)
Class I	—	(58,902)
Total distributions to shareholders	(39,079)	(2,235,976)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,559,387	17,041,717
Class C	1,500	1,407,249
Class I	427,342	4,658,529
Net asset value of shares issued in reinvestment of distributions:
Class A	34,544	2,084,979
Class C	—	14,420
Class I	4,175	93,753
Redemption fee proceeds:
Class A	880	579
Class C	6	10
Class I	16	36
Payments for shares redeemed:
Class A	(3,019,273)	(13,103,294)
Class C	(636,576)	(209,472)
Class I	(1,857,128)	(1,893,992)
Net increase (decrease) in net assets from shares of beneficial interest	(1,485,127)	10,094,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,542,090)	5,837,715

NET ASSETS
Beginning of Period	47,291,440	41,453,725
End of Period*	$44,749,350	$47,291,440
* Includes undistributed net investment loss of:	$(221,794)	$—

SHARE ACTIVITY
Class A:
Shares Sold	371,276	1,654,487
Shares Reinvested	3,743	203,582
Shares Redeemed	(321,113)	(1,317,539)
Net increase in shares of beneficial interest outstanding	53,906	540,530

Class C:
Shares Sold	158	137,172
Shares Reinvested	—	1,409
Shares Redeemed	(68,857)	(21,258)
Net decrease in shares of beneficial interest outstanding	(68,699)	117,323

Class I:
Shares Sold	44,933	457,580
Shares Reinvested	452	9,174
Shares Redeemed	(194,995)	(188,559)
Net increase (decrease) in shares of beneficial interest outstanding	(149,610)	278,195

(a)	Class C shares of the RESQ Strategic Fund commenced operations on October 17, 2014.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	March 31, 2016		Year Ended	Period Ended
	(Unaudited)		September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$8.66		$10.41	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.54)		(1.10)	0.45
Total from investment operations	(0.59)		(1.14)	0.41
Paid-in-capital from redemption fees (2,3)	0.00		0.00	0.00
Less distributions from:
Net investment income	—		—	(0.00	) (3)
Net realized gains	—		(0.61)	—
Total distributions	0.00		(0.61)	(0.00	) (3)
Net asset value, end of period	$8.07		$8.66	$10.41
Total return (4)	(6.81	)% (5)	(11.79)%	4.11	% (5)
Net assets, at end of period (000s)	$41,127		$42,137	$44,121
Ratio of gross expenses to average net assets (7)	2.56	% (6)	2.60%	2.76	% (6)
Ratio of net expenses to average net assets (7)	2.35	% (6)	2.35%	2.35	% (6)
Ratio of net investment loss before waiver to average net assets (8)	(1.48	)% (6)	(0.60)%	(0.95	)% (6)
Ratio of net investment loss to average net assets (8)	(1.27	)% (6)	(0.35)%	(0.54	)% (6)
Portfolio Turnover Rate	388	% (5)	683%	376	% (5)

(1)	The RESQ Dynamic Allocation Fund Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015 (1)
Net asset value, beginning of period	$8.63	$10.15
Activity from investment operations:
Net investment loss (2)	(0.08)	(0.09)
Net realized and unrealized loss on investments	(0.54)	(0.82)
Total from investment operations	(0.62)	(0.91)
Paid-in-capital from redemption fees (2,3)	0.00	0.00
Less distributions from:
Net realized gains	—	(0.61)
Total distributions	—	(0.61)
Net asset value, end of period	$8.01	$8.63
Total return (4,5)	(7.18)%	(9.84)%
Net assets, at end of period (000s)	$851	$1,728
Ratio of gross expenses to average net assets (6,7)	3.16%	3.20%
Ratio of net expenses to average net assets (6,7)	2.95%	2.95%
Ratio of net investment loss before wiaver to average net assets (6,8)	(2.14)%	(1.19)%
Ratio of net investment loss to average net assets (6,8)	(1.93)%	(0.94)%
Portfolio Turnover Rate (5)	388%	683%

(1)	The RESQ Dynamic Allocation Fund Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the
	March 31, 2016		Year Ended		Period Ended
	(Unaudited)		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$8.72		$10.45		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.00	(3)	0.00	(3)
Net realized and unrealized gain (loss) on investments	(0.54)		(1.12)		0.46
Total from investment operations	(0.58)		(1.12)		0.46
Paid-in-capital from redemption fees (2)	0.00	(3)	0.00	(3)	—
Less distributions from:
Net investment income	—		—		(0.01)
Net realized gains	—		(0.61)		—
Total distributions	0.00		(0.61)		(0.01)
Net asset value, end of period	$8.14		$8.72		$10.45
Total return (4)	(6.65	)% (5)	(11.54)%		4.58	% (5)
Net assets, at end of period (000s)	$3,294		$5,823		$1,582
Ratio of gross expenses to average net assets (7)	2.16	% (6)	2.20	% (8)	2.36	% (6)
Ratio of net expenses to average net assets (7)	1.95	% (6)	1.95%		1.95	% (6)
Ratio of net investment loss before wiaver to average net assets (8)	(1.16	)% (6)	(0.25)%		(0.35	)% (6)
Ratio of net investment income (loss) to average net assets (8)	(0.95	)% (6)	0.00%		0.06	% (6)
Portfolio Turnover Rate	388	% (5)	683%		376	% (5)

(1)	The RESQ Dynamic Allocation Fund Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4) Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the
	March 31, 2016		Year Ended		Period Ended
	(Unaudited)		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.60		$10.39		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.11		0.05
Net realized and unrealized gain (loss) on investments	(0.17)		(0.39)		0.43
Total from investment operations	(0.19)		(0.28)		0.48
Paid-in-capital from redemption fees (2,3)	0.00		0.00		0.00
Less distributions from:
Net investment income	(0.01)		(0.14)		(0.09)
Net realized gains	—		(0.37)		—
Return of capital	—		(0.00	) (3)	—
Total distributions	(0.01)		(0.51)		(0.09)
Net asset value, end of period	$9.40		$9.60		$10.39
Total return (4)	(2.00	)% (5)	(2.94)%		4.76	% (5)
Net assets, at end of period (000s)	$42,343		$42,377		$40,633
Ratio of gross expenses to average net assets (7)	2.56	% (6)	2.62%		2.81	% (6)
Ratio of net expenses to average net assets (7)	2.35	% (6)	2.35%		2.35	% (6)
Ratio of net investment income (loss) before waiver to average net assets (8)	(0.70	)% (6)	0.86%		0.19	% (6)
Ratio of net investment income (loss) to average net assets (8)	(0.49	)% (6)	1.13%		0.65	% (6)
Portfolio Turnover Rate	366	% (5)	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	March 31, 2016	Period Ended
	(Unaudited)	September 30, 2015 (1)
Net asset value, beginning of period	$9.57	$10.41
Activity from investment operations:
Net investment loss (2)	(0.04)	(0.08)
Net realized and unrealized (loss) on investments	(0.18)	(0.26)
Total from investment operations	(0.22)	(0.34)
Paid-in-capital from redemption fees (2,3)	0.00	0.00
Less distributions from:
Net investment income	—	(0.13)
Net realized gains	—	(0.37)
Return of capital	—	(0.00	) (3)
Total distributions	—	(0.50)
Net asset value, end of period	$9.35	$9.57
Total return (4,5)	(2.30)%	(3.52)%
Net assets, at end of period (000s)	$454	$1,122
Ratio of gross expenses to average net assets (6,7)	3.16%	3.22%
Ratio of net expenses to average net assets (6,7)	2.95%	2.95%
Ratio of net investment income loss waiver to average net assets (6,8)	(0.96)%	(1.05)%
Ratio of net investment loss to average net assets (6,8)	(0.75)%	(0.78)%
Portfolio Turnover Rate (5)	366%	617%

(1)	The RESQ Strategic Income Fund’s Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the
	March 31, 2016		Year Ended		Period Ended
	(Unaudited)		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.60		$10.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	0.09		0.13
Net realized and unrealized gain (loss) on investments	(0.18)		(0.33)		0.36
Total from investment operations	(0.18)		(0.24)		0.49
Paid-in-capital from redemption fees (2)	0.00	(3)	0.00	(3)	—
Less distributions from:
Net investment income	(0.02)		(0.17)		(0.11)
Net realized gains	—		(0.37)		—
Return of capital	—		(0.00	) (3)	—
Total distributions	(0.02)		(0.54)		(0.11)
Net asset value, end of period	$9.40		$9.60		$10.38
Total return (4)	(1.88	)% (5)	(2.51)%		4.94	% (5)
Net assets, at end of period (000s)	$1,952		$1,918		$821
Ratio of gross expenses to average net assets (7)	2.16	% (6)	2.22%		2.41	% (6)
Ratio of net expenses to average net assets (7)	1.95	% (6)	1.95%		1.95	% (6)
Ratio of net investment income (loss) before waiver to average net assets (8)	(0.24	)% (6)	0.66%		1.19	% (6)
Ratio of net investment income (loss) to average net assets (8)	(0.03	)% (6)	0.93%		1.65	% (6)
Portfolio Turnover Rate	366	% (5)	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective.

The Funds currently offer three classes of shares: Class A, Class C and Class I shares. Class A and I Shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares for the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii)

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,458,387	$—	$—	$25,458,387
Exchange Traded Note	3,367,032	—	—	3,367,032
Short-Term Investments	16,486,876	—	—	16,486,876
Total	$45,312,295	$—	$—	$45,312,295

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,502,646	$—	$—	$30,502,646
Short-Term Investments	16,482,041	—	—	16,482,041
Total	$46,984,687	$—	$—	$46,984,687

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

*	Please refer to the Portfolio of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in its open tax years (2014) or expected to be taken in each Fund’s 2015 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.45% for each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. From each Fund’s commencement until January 31, 2016, each Fund paid an advisory fee of 1.77%. For the six months ended March 31, 2016, the Advisor earned advisory fees of $394,112 and $380,836 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least January 31, 2017 to the extent necessary so that the total operating expenses incurred by a Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.35%, 2.95% and 1.95% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended March 31, 2016, the Advisor waived fees in the amount of $50,900 and $48,860 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of March 31, 2016, the total amount of expense reimbursement subject to recapture for the RESQ Dynamic Allocation Fund is $251,804, of which $116,549 will expire on September 30, 2017 and $135,255 will expire on September 30, 2018. As of March 31, 2016, the total amount of expense reimbursement subject to recapture for the RESQ Strategic Income Fund is $261,427, of which $119,957 will expire on September 30, 2017 and $141,470 will expire on September 30, 2018.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2016, RESQ Dynamic Allocation Fund incurred distribution fees of $83,423 and $6,867 for Class A and Class C shares, respectively. For the six months

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

ended March 31, 2016 the RESQ Strategic Income Fund incurred distribution fees of $84,374 and $4,314 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2016, the Distributor received $1,442 in underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares, of which $192 was retained by the principal underwriter or other affiliated broker-dealers. During the six months ended March 31, 2016, the Distributor received $3,121 in underwriting commissions for sales of RESQ Strategic Income Fund’s Class A shares, of which $621 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2016, the RESQ Dynamic Allocation Fund assessed $618, $8 and $65 in redemption fees for Class A, Class C and Class I shares, respectively. For the six months ended March 31, 2016 the RESQ Strategic Income Fund assessed $880, $6 and $16 in redemption fees for Class A, Class C and Class I shares, respectively.

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $142,449,068 and $123,540,129, respectively, for the RESQ Dynamic Allocation Fund, and $123,024,501 and $118,020,865, respectively, for RESQ Strategic Income Fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

For the year ended September 30, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
RESQ Dynamic Allocation Fund	$2,771,269	$79	$—	$2,771,348
RESQ Strategic Income Fund	2,208,906	—	27,070	2,235,976

For the period ended September 30, 2014:

	Ordinary	Long-Term
	Income	Capital Gains	Total
RESQ Dynamic Allocation Fund	$5,103	$—	$5,103
RESQ Strategic Income Fund	320,444	—	320,444

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
RESQ Dynamic Allocation Fund	$—	$—	$(414,235)	$—	$(6,003,936)	$(1,111,679)	$(7,529,850)
RESQ Strategic Income Fund	—	—	(106,090)	—	(2,430,031)	(336,202)	(2,872,323)

The difference between book basis and tax basis accumulated net realized loss and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
RESQ Dynamic Allocation Fund	$179,402
RESQ Strategic Income Fund	74,189

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
RESQ Dynamic Allocation Fund	$5,824,534
RESQ Strategic Income Fund	2,355,842

At September 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
RESQ Dynamic Allocation Fund	$414,235	$—	$414,235
RESQ Strategic Income Fund	106,090	—	106,090
	$520,325	$—	$520,325

Permanent book and tax differences, primarily attributable to the reclassification of the Fund’s distributions and adjustment for non-deductible expenses, resulted in reclassification for the period ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
RESQ Dynamic Allocation Fund	$—	$(2,421)	$2,421
RESQ Strategic Income Fund	(27,071)	26,819	252

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2016, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	26.25%
NFS LLC	RESQ Dynamic Allocation Fund	45.52%
NFS LLC	RESQ Strategic Income Fund	38.96%
Charles Schwab & Co.	RESQ Strategic Income Fund	60.18%

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund currently invest a portion of their assets in the Fidelity Institutional Money Market Funds – Money Market Portfolio (the “Money Market Portfolio”). The Funds may redeem their investment from the Money Market Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds may be directly affected by the performance of the Money Market Portfolio. The financial statements of the Money Market Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2016, the percentage of the Funds’ net assets invested in the Money Market Portfolio was 36.4% and 36.8% for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring adjustment or disclosure in the financial statements.

RESQ Funds

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/15	3/31/16	Period (a)	10/1/15	3/31/16	Period (a)
Class A	2.35%	$1,000.00	$931.90	$11.35	$1,000.00	$1,013.25	$11.83
Class C	2.95%	$1,000.00	$928.20	$14.22	$1,000.00	$1,010.25	$14.83
Class I	1.95%	$1,000.00	$933.50	$9.43	$1,000.00	$1,015.25	$9.82

RESQ Strategic Income Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/15	3/31/16	Period (a)	10/1/15	3/31/16	Period (a)
Class A	2.35%	$1,000.00	$980.00	$11.63	$1,000.00	$1,013.25	$11.83
Class C	2.95%	$1,000.00	$977.00	$14.58	$1,000.00	$1,010.25	$14.83
Class I	1.95%	$1,000.00	$981.20	$9.66	$1,000.00	$1,015.25	$9.82

(a)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

RESQ FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2016

Renewal of Advisory Agreement – RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund*

In connection with a meeting held on November 3rd and 4th, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between RESQ Investment Partners, LLC. (“RIP”) and the Trust, with respect to RESQ Strategic Income Fund (“RESQ SI”) and RESQ Dynamic Allocation Fund (“RESQ DA”) (each a “Fund” and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Funds and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that RIP was founded in 2013 for the sole purpose of managing the Funds, and is an affiliate of Total Investment Management, Inc. (“TIM”), a registered investment adviser established in 1991 that provides full service investment advisory, retirement & estate planning, insurance, annuities, and tax services to high net worth clients through separately managed accounts. The Board reviewed the background of RIP’s investment personnel, expressing satisfaction with their wide-range of experiences in the investment industry and impressive educational credentials and noted that RIP recently hired an experienced chief compliance officer. The Board further noted that RIP utilizes quantitative models that were developed and maintained by TIM, and that these models apply an integrated set of risk management disciplines that signal when to sell or hedge and also use diversified underlying funds to participate in two or more asset classes which are intended to mitigate some of the portfolio risk. The Board acknowledged that RIP mitigates each Fund’s investment risks by consistent monitoring of the Funds’ models through daily comparisons to its peers and benchmarks, performing assessments of technical trends, and completing liquidity based reviews of the markets. The Board agreed that RIP appeared to have a robust compliance program in place that should only be enhanced by the recent chief compliance officer’s hiring and that RIP reported no material compliance issues since the initial approval of the Advisory Agreement. The Board recognized that RIP utilizes a disciplined approach in executing their strategies, removing emotion of decisions through the use of each Fund’s models and concluded RIP has and should continue to provide a high level of quality service to each Fund and its respective shareholders.

Performance.

RESQ SI - The Board reviewed the Fund’s performance and noted that its one year performance was in line with its peer group, Morningstar category average, and Barclays Aggregate Bond Index (after taking into consideration the Fund’s expenses) for the one year period. The Board also observed that the Fund outperformed the peer group and benchmark index since inception, but slightly underperformed the Morningstar category. The Board acknowledged the fact that the Fund’s performance has suffered, more recently, due to the high volatility and lack of trends in the market. While past performance is not indicative of future results, the Board agreed that RIP’s model has performed within expectations and provided reasonable performance for the Fund and its shareholders.

RESQ DA - The Board reviewed the Fund’s performance and noted that for both the one year and since inception periods, the Fund outperformed the average of the peer group and Morningstar categories, but underperformed the MSCI AC World Index. The Board acknowledged the fact that the Fund will usually lag the index due to the fact that it contains a defensive element as part of it strategy. While past performance is not indicative of future results, the Board agreed that RIP’s model has performed consistent with expectations and provided reasonable performance for the Fund and its shareholders.

RESQ FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

Fees and Expenses.

RESQ SI - The Board noted that the RIP currently charges an annual advisory fee of 1.77%, but, upon the request and recommendation of the Board, had agreed to lower its fee to 1.45% to be effective in February 2016. The Board observed that this proposed fee is greater than the average of the peer group and Morningstar category, but within the range of both. The Board further noted that the Fund’s expense ratio of 3.10%, after fee waiver, is higher than both its peer group and Morningstar category average. The Board considered RIP’s explanation that the Fund’s quantitative model and the upkeep of the model warrant a greater fee. The Board agreed that such rationale was not sufficient by itself to form the basis for approval of the Advisory Agreement, but in conjunction of the reduced fee and the fact that such fee was within the range of the peer group and Morningstar category, the Board concluded that the advisory fee was not unreasonable.

RESQ DA - The Board noted that the RIP currently charges an annual advisory fee of 1.77%, but, upon the request and recommendation of the Board, had agreed to lower its fee to 1.45% to be effective in February 2016. The Board observed that this proposed fee is greater than the average of the peer group and Morningstar category, but within the range of both. The Board further noted that the Fund’s expense ratio of 2.75%, after fee waiver, is higher than the average of its peer group and Morningstar category. The Board considered RIP’s explanation that the Fund’s quantitative model and the upkeep of the model warrant a greater fee. The Board agreed that such rationale was not sufficient by itself to form the basis for approval of the Advisory Agreement, but in conjunction of the reduced fee and the fact that such fee was within the range of both the peer group and Morningstar category, the Board concluded that the advisory fee was not unreasonable.

Economies of Scale. The Board discussed the size of the Funds and their prospect for growth, concluding that the adviser has likely not yet achieved meaningful economies of scale necessitating breakpoints in its advisory fee. However, a representative of RIP agreed that, as each Fund grows and RIP achieves economies of scale with respect to a Fund, RIP would be willing to discuss the implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed a profitability analysis in connection with RIP’s advisory relationship with each Fund, noting that RIP was realizing a not unreasonable profit in the terms of actual dollars and as a percentage of revenue. Therefore, the Board concluded that it was satisfied that RIP’s profitability level associated with its relationship with each Fund was reasonable.

Conclusion. Having requested and received such information from RIP as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreement were in the best interests of the Trust and the shareholders of RESQ SI and RESQ DA.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9383 E. Bahia Drive, Suite 120
Scottsdale, Arizona 85260

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer

Date 6/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer

Date 6/6/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 6/6/16